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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             DECEMBER 31, 2006
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Check here if Amendment |X|; Amendment Number:                     2
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  This Amendment (Check only one.):              [ ] is a restatement.
                                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SCSF EQUITIES, LLC
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Address:          5200 TOWN CENTER CIRCLE
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                  SUITE 470
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                  BOCA RATON, FL 33486
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Form 13F File Number: 28-12343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PHILIP E. BROWN
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Title:   VICE PRESIDENT
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Phone:   (561) 394-0550
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Signature, Place, and Date of Signing:

     /s/ PHILIP E. BROWN             New York, NY                   May 9, 2007
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     [Signature]                     [City, State]                       [Date]

This Amendment No. 2 relates to and amends the report initially filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities") on February 14, 2007 and amended on March 12, 2007. SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Marc J. Leder ("Leder") and Rodger R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                   10
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Form 13F Information Table Value Total:                $125,787
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                                                     (thousands)

List of Other Included Managers:

Confidential information has been omitted from this Form 13F Report and filed separately with the Commission.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                                 SHRS OR
                                                                                 SH/ PUT/
                                                                                 ---------                               VOTING
                                                                                                                       AUTHORITY
                                           TITLE OF                     VALUE    (PRN AMT     INVESTMENT     OTHER     SOLE SHARED
       NAME OF ISSUER                       CLASS             CUSIP    (X$1000)  PRN CALL)    DISCRETION    MANAGERS      NONE
       --------------                      --------           -----    --------  ---------  ------------    --------  ------------
American Italian Pasta Company       Class A Common Stock   027070101   $24,300  2,730,300  Shared-Defined     None.       Sole
C&D Technologies, Inc.                   Common Stock       124661109   $14,807  3,123,834  Shared-Defined     None.       Sole
Design Within Reach, Inc.                Common Stock       250557105   $10,467  2,123,200  Shared-Defined     None.       Sole
The Finish Line, Inc.                Class A Common Stock   317923100    $7,803    546,400  Shared-Defined     None.       Sole
Kirkland's, Inc.                         Common Stock       497498105      $229     45,700  Shared-Defined     None.       Sole
Nautilus, Inc.                           Common Stock       63910B102   $24,000  1,714,200  Shared-Defined     None.       Sole
Pier 1 Imports, Inc.                     Common Stock       720279108   $17,199  2,890,600  Shared-Defined     None.       Sole
Sharper Image Corporation                Common Stock       820013100   $13,588  1,469,000  Shared-Defined     None.       Sole
Universal Technical Institute
  Incorporated                           Common Stock       913915104    $5,555    250,113  Shared-Defined     None.       Sole
Wilsons The Leather Experts, Inc.        Common Stock       972463103    $7,839  3,842,369  Shared-Defined     None.       Sole

Confidential information has been omitted from this Form 13F Report and filed separately with the Commission.